This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Investment Trust Fund, Multistate Series 402, Michigan Insured, New Jersey Insured and New York Insured Portfolios

The text of the supplement to the Prospectus dated October 22, 1998 is as follows:

                       Supplement dated December 15, 1998
                    to Prospectus dated October 22, 1998, of
                         Municipal Investment Trust Fund
                              Multistate Series 402
                      Michigan Insured, New Jersey Insured
                         and New York Insured Portfolios

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The figures in the Example on Page 4 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $330        $373        $420         $559

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $235        $373        $420         $559


The figures in the Example on page 7 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $330        $373        $420         $560

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $235        $373        $420         $560


The figures in the Example on page 10 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $327        $363        $403         $521

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $232        $363        $403         $521